SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accrued salaries and related expenses	$ 4,932	$ 9,155
Accrued sales returns and damages	6,636	2,723
Accrued interest	0	1,424
Accrued professional services	5,956	3,832
Accrued freight	4,111	(220)
Income taxes payable	3,610	408
Other taxes	8,357	(30)
Total	40,367	19,560
Nonrelated Party
Related Party Transaction [Line Items]
Other	$ 6,765	$ 2,268